Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Cash Flows (Details) - Summit Materials, LLC - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 17, 2016	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Condensed Consolidating Statements of Operations
Net cash (used in) provided by operating activities		$ (26,500)	$ (80,224)	$ 98,203	$ 79,238	$ 66,412
Cash flow from investing activities:
Acquisitions, net of cash acquired		(296,664)	(15,863)	(510,017)	(397,854)	(61,601)
Purchase of property, plant and equipment		(91,669)	(43,379)	(88,950)	(76,162)	(65,999)
Proceeds from the sale of property, plant, and equipment		9,442	6,039	13,110	13,366	16,085
Other		1,500	610	1,510	(630)
Net cash used for investing activities		(377,391)	(52,593)	(584,347)	(461,280)	(111,515)
Cash flow from financing activities:
Proceeds from investment by member		113	397,975	507,766	27,617
Capital issuance costs		(136)	(9,373)	(12,930)
Net proceeds from debt issuance		321,000	242,000	1,748,875	762,250	234,681
Payments on long-term debt		(63,676)	(469,628)	(1,505,486)	(389,270)	(188,424)
Payments on acquisition-related liabilities		(23,162)	(11,970)	(18,056)	(10,935)	(9,801)
Financing costs		(5,110)	(5,130)	(14,246)	(9,085)	(3,864)
Other					(88)	(3)
Distributions from partnership	$ (2,500)	(2,873)	(11,842)	(46,603)
Net cash provided by financing activities		226,156	132,032	659,320	380,489	32,589
Impact of cash on foreign currency		498	140	(1,003)	(149)
Net increase (decrease) in cash		(177,237)	(645)	172,173	(1,702)	(12,514)
Cash and cash equivalents-beginning of period		185,388	13,215	13,215
Cash and cash equivalents-end of period		8,151	12,570	185,388	13,215
Consolidation, Eliminations [Member]
Condensed Consolidating Statements of Operations
Net cash (used in) provided by operating activities			(167)	(167)	(2,000)
Cash flow from investing activities:
Other					1,354
Net cash used for investing activities					1,354
Cash flow from financing activities:
Proceeds from investment by member					(1,354)
Loans received from and payments made on loans from other Summit Companies		(2,147)	(2,062)	(5,544)	(4,572)	2,784
Payments on long-term debt			1,055	1,056
Other			167	167	2,000
Net cash provided by financing activities		(2,147)	(840)	(4,321)	(3,926)	2,784
Net increase (decrease) in cash		(2,147)	(1,007)	(4,488)	(4,572)	2,784
Cash and cash equivalents-beginning of period		(11,600)	(7,112)	(7,112)
Cash and cash equivalents-end of period		(13,747)	(8,119)	(11,600)	(7,112)
Issuers [Member]
Condensed Consolidating Statements of Operations
Net cash (used in) provided by operating activities		(101,568)	(93,127)	(276,104)	(40,964)	(232)
Cash flow from investing activities:
Acquisitions, net of cash acquired		(60,670)			(181,754)
Purchase of property, plant and equipment		(2,322)	(1,904)	(5,636)	(4,534)	(3,359)
Net cash used for investing activities		(62,992)	(1,904)	(5,636)	(186,288)	(3,359)
Cash flow from financing activities:
Proceeds from investment by member		(448,597)	397,975	(155,060)	27,617
Capital issuance costs		(136)	(9,373)	(12,930)
Net proceeds from debt issuance		321,000	242,000	1,748,875	762,250	234,681
Loans received from and payments made on loans from other Summit Companies		189,466	(169,065)	(208,459)	(170,915)	(29,121)
Payments on long-term debt		(60,250)	(349,980)	(859,796)	(380,065)	(188,424)
Payments on acquisition-related liabilities		(400)	(166)	(166)	(2,000)
Financing costs		(5,110)	(5,130)	(14,246)	(9,085)	(3,864)
Other					(88)	(3)
Distributions from partnership		(2,873)	(11,842)	(46,603)
Net cash provided by financing activities		(6,900)	94,419	451,615	227,714	13,269
Net increase (decrease) in cash		(171,460)	(612)	169,875	462	9,678
Cash and cash equivalents-beginning of period		180,712	10,837	10,837
Cash and cash equivalents-end of period		9,252	10,225	180,712	10,837
Wholly Owned Guarantors [Member]
Condensed Consolidating Statements of Operations
Net cash (used in) provided by operating activities		77,254	6,775	356,187	102,219	44,746
Cash flow from investing activities:
Acquisitions, net of cash acquired		(235,994)		(510,017)	(216,100)	(61,601)
Purchase of property, plant and equipment		(89,071)	(40,969)	(81,980)	(55,222)	(36,629)
Proceeds from the sale of property, plant, and equipment		9,422	5,989	12,945	13,134	16,020
Other		1,500	610	1,510	(597)
Net cash used for investing activities		(314,143)	(50,233)	(577,542)	(258,785)	(82,210)
Cash flow from financing activities:
Proceeds from investment by member		448,710		662,826
Loans received from and payments made on loans from other Summit Companies		(187,411)	176,243	226,703	173,166	19,726
Payments on long-term debt		(3,426)	(120,703)	(646,746)	(8,412)
Payments on acquisition-related liabilities		(22,762)	(11,804)	(17,890)	(8,935)	(9,801)
Other			(167)	(167)	(2,000)
Net cash provided by financing activities		235,111	43,569	224,726	153,819	9,925
Net increase (decrease) in cash		(1,778)	111	3,371	(2,747)	(27,539)
Cash and cash equivalents-beginning of period		4,068	695	695
Cash and cash equivalents-end of period		2,290	808	4,068	695
Non Guarantor [Member]
Condensed Consolidating Statements of Operations
Net cash (used in) provided by operating activities		(2,186)	6,295	18,287	8,207	12,895
Cash flow from investing activities:
Purchase of property, plant and equipment		(276)	(506)	(1,334)	(1,465)	(1,115)
Proceeds from the sale of property, plant, and equipment		20	50	165	232	62
Net cash used for investing activities		(256)	(456)	(1,169)	(1,233)	(1,053)
Cash flow from financing activities:
Proceeds from investment by member					1,354
Loans received from and payments made on loans from other Summit Companies		92	(5,116)	(12,700)	(3,017)	(8,891)
Net cash provided by financing activities		92	(5,116)	(12,700)	(1,663)	(8,891)
Impact of cash on foreign currency		498	140	(1,003)	(149)
Net increase (decrease) in cash		(1,852)	863	3,415	5,162	$ 2,951
Cash and cash equivalents-beginning of period		12,208	8,793	8,793
Cash and cash equivalents-end of period		$ 10,356	$ 9,656	$ 12,208	$ 8,793